UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street,        Omaha,   NE  68130

(Address of principal executive offices)

(Zip code)

James  Ash, Gemini Fund Services, LLC.,

          80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

      9/30

Date of reporting period:  12/31/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2012
Shares		Value
	COMMON STOCKS - 54.4%
	AEROSPACE & DEFENSE - 1.0%
564	Lockheed Martin Corp.	$ 52,052
562	United Technologies Corp.	46,090
		98,142
	AGRICULTURE - 1.4%
1,556	Philip Morris International, Inc.	130,144

	AIRLINES - 0.3%
753	Alaska Air Group, Inc. *	32,447

	BANKS - 2.1%
3,016	BB&T Corp.	87,796
1,247	Northern Trust Corp.	62,550
533	Prosperity Bancshares, Inc.	22,386
675	Texas Capital Bancshares, Inc. *	30,254
		202,986
	BIOTECHNOLOGY - 0.5%
920	Medicines Co. *	22,052
465	United Therapeutics Corp. *	24,840
		46,892
	CHEMICALS - 1.1%
336	Ashland, Inc.	27,018
280	CF Industries Holdings, Inc.	56,885
400	Valspar Corp.	24,960
		108,863
	COMMERCIAL SERVICES - 2.4%
229	Alliance Data Systems Corp. *	33,150
833	Automatic Data Processing, Inc.	47,489
1,095	Deluxe Corp.	35,303
1,533	Kelly Services, Inc.	24,129
117	Mastercard, Inc. - Class A	57,480
458	WEX, Inc. *	34,519
		232,070
	COMPUTERS - 2.1%
1,360	Accenture PLC - Cl. A	90,440
155	Apple, Inc.	82,620
867	Synopsys, Inc. *	27,605
		200,665
	DISTRIBUTION & WHOLESALE - 0.8%
1,206	Genuine Parts Co.	76,677

	DIVERSIFIED FINANCIAL SERVICES - 0.6%
1,053	American Express Co.	60,526

	ELECTRIC - 0.9%
1,653	Pinnacle West Capital Corp.	84,270

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
797	Belden, Inc.	35,857

	ELECTRONICS - 0.8%
583	FEI Co.	32,333
750	Thermo Fisher Scientific, Inc.	47,835
		80,168
	FOOD - 2.2%
2,358	Campbell Soup Co.	82,271
2,155	ConAgra Foods, Inc.	63,573
1,305	Mondelez International, Inc. - Cl. A	33,238
952	Seneca Foods Corp. *	28,941
		208,023
	HEALTHCARE-PRODUCTS - 0.2%
556	ResMed, Inc.	23,113

	HEALTHCARE-SERVICES - 0.6%
392	Community Health Systems, Inc.	12,050
824	UnitedHealth Group, Inc.	44,694
		56,744
	HOUSEHOLD PRODUCTS & WARES - 2.0%
1,129	Clorox Co.	82,665
637	Jarden Corp.	32,933
655	Kimberly-Clark Corp.	55,302
1,176	Prestige Brands Holdings, Inc. *	23,555
		194,455
	INSURANCE - 2.6%
1,324	ACE Ltd.	105,655
663	Aflac, Inc.	35,219
471	American Financial Group, Inc.	18,614
944	First American Fiancial Corp.	22,741
1,123	MetLife, Inc.	36,992
1,117	Protective Life Corp.	31,924
		251,145
	INTERNET - 0.4%
58	Google, Inc. - Class A *	41,143

	MACHINERY-DIVERSIFIED - 1.5%
546	Cummins, Inc.	59,159
923	Deere & Co.	79,766
		138,925
	METAL FABRICATE / HARDWARE - 0.3%
190	Valmont Industries, Inc.	25,945

	MINING - 0.4%
268	AngloGold Ashanti Ltd.	8,407
278	Freeport-McMoRan Copper & Gold, Inc.	9,508
209	Goldcorp., Inc.	7,670
687	Yamana Gold, Inc.	11,823
		37,408
	MISCELLANEOUS MANUFACTURING - 1.4%
5,438	General Electric Co.	114,144
989	Hillenbrand, Inc.	22,361
		136,505
	OIL & GAS - 5.8%
142	Anadarko Petroleum Corp.	10,552
148	Apache Corp.	11,618
424	BP PLC - ADR	17,655
348	Canadian Natural Resources Ltd.	10,047
703	Chevron Corp.	76,022
54	CNOOC Ltd. - ADR	11,880
711	ConocoPhillips	41,231
4,546	Denbury Resources, Inc. *	73,645
175	Diamond Offshore Drilling, Inc.	11,893
168	EOG Resources, Inc.	20,293
826	Exxon Mobil Corp.	71,490
1,351	Halcon Resources Corp. *	9,349
282	HollyFrontier Corp.	13,127
251	Imperial Oil Ltd.	10,793
2,617	Kodiak Oil & Gas Corp. *	23,160
331	Marathon Oil Corp.	10,148
147	Noble Energy, Inc.	14,956
123	Occidental Petroleum Corp.	9,423
1,629	Phillips 66	86,500
99	Royal Dutch Shell PLC	6,826
444	Suncor Energy, Inc.	14,643
		555,251
	OIL & GAS SERVICES - 0.5%
45	Core Laboratories NV	4,919
264	Halliburton Co.	9,158
532	Helix Energy Solutions Group, Inc. *	10,980
234	National Oilwell Varco, Inc.	15,994
119	Oil States International, Inc. *	8,513
		49,564
	PACKAGING & CONTAINERS - 0.1%
213	Packaging Corp. of America	8,194

	PHARMACEUTICALS - 4.7%
931	Abbott Laboratories	60,981
1,494	Eli Lilly & Co.	73,684
749	Johnson & Johnson	52,505
2,755	Merck & Co., Inc.	112,790
800	Omnicare, Inc.	28,880
4,822	Pfizer, Inc.	120,936
		449,776
	PIPELINES - 2.0%
172	Enterprise Products Partners LP	8,614
1,259	Magellan Midstream Partners LP	54,376
1,013	ONEOK Partners LP	54,692
1,737	Plains All American Pipeline LP	78,582
		196,264
	REAL ESTATE - 0.7%
1,285	WP Carey & Co. LLC	67,013

	REITS - 1.9%
564	Camden Property Trust	38,470
659	Extra Space Storage, Inc.	23,981
2,637	Omega Healthcare Investors, Inc.	62,892
759	Rayonier, Inc.	39,339
541	Weyerhaeuser Co.	15,051
		179,733
	RETAIL - 5.0%
364	Coinstar, Inc. *	18,932
1,337	CVS Caremark Corp.	64,644
3,990	Foot Locker, Inc.	128,159
1,806	Gap, Inc.	56,058
1,833	Home Depot, Inc.	113,371
392	PetSmart, Inc.	26,789
1,235	TJX Cos., Inc.	52,426
265	Tractor Supply Co.	23,415
		483,794
	SEMICONDUCTORS - 1.1%
2,051	Intel Corp.	42,312
682	QUALCOMM, Inc.	42,298
495	Silicon Laboratories, Inc. *	20,695
		105,305
	SOFTWARE - 1.5%
749	Fiserv, Inc. *	59,193
3,137	Microsoft Corp.	83,852
		143,045
	TELECOMMUNICATIONS - 4.1%
3,653	AT&T, Inc.	123,143
5,676	Cisco Systems, Inc.	111,533
1,773	Motorola Solutions, Inc.	98,721
616	NeuStar, Inc. - Cl. A *	25,829
908	Verizon Communications, Inc.	39,289
		398,515
	TRANSPORTATION - 0.4%
651	Norfolk Southern Corp.	40,258

	TRUCKING & LEASING - 0.6%
1,596	TAL International Group, Inc.	58,062

	TOTAL COMMON STOCKS (Cost $4,513,057)	5,237,887

	EXCHANGE TRADED FUNDS - 4.3%
	COMMODITY FUNDS - 0.3%
438	iShares Silver Trust *	12,855
112	SPDR Gold Shares *	18,145
		31,000
	EQUITY FUNDS - 4.0%
494	iShares Core S&P 500 ETF	70,682
328	iShares Core S&P Mid-Cap ETF	33,358
434	iShares Core S&P Small-Cap ETF	33,943
1,229	iShares Dow Jones Select Dividend Index Fund	70,348
843	iShares S&P North American Natural Resources Sector Index Fund	32,169
497	SPDR S&P 500 ETF Trust	70,832
1,210	SPDR S&P Dividend ETF	70,374
		381,706

	TOTAL EXCHANGE TRADED FUNDS (Cost $409,315)	412,706

Principal ($)
	NON-CONVERTIBLE BONDS - 9.2%
	AEROSPACE & DEFENSE - 0.7%
59,000	Lockheed Martin Corp., 7.65% due 5/1/16	71,218

	AGRICULTURE - 0.2%
14,000	Archer-Daniels-Midland Co., 8.375% due 4/15/17	17,827

	BANKS - 1.6%
69,000	Bank of America Corp., 5.125% due 11/15/14	73,533
45,000	Goldman Sachs Group, Inc., 5.25% due 7/27/21	51,143
29,000	Wells Fargo & Co., 5.125% due 9/15/16	32,640
		157,316
	BEVERAGES - 0.4%
28,000	PepsiCo, Inc., 5.00% due 6/1/18	33,202

	ELECTRIC - 0.3%
29,000	Constellation Energy Group, Inc., 4.55% due 6/15/15	31,204

	FOOD - 0.7%
61,000	Nabisco, Inc., 7.55% due 6/15/2015	70,415

	INSURANCE - 1.1%
100,000	Genworth Financial, Inc., 4.95% due 10/1/15	104,453

	IRON & STEEL - 0.8%
68,000	Nucor Corp., 5.75% due 12/1/17	81,548

	OFFICE & BUSINESS EQUIPMENT - 0.8%
63,000	Xerox Corp., 7.20% due 4/1/16	72,177

	PHARMACEUTICALS - 1.2%
28,000	Merck & Co., Inc., 5.00% due 6/30/19	33,491
68,000	Pfizer, Inc., 4.65% due 3/1/18	79,018
		112,509
	RETAIL - 0.3%
29,000	Wal-Mart Stores, Inc., 4.125% due 2/1/19	33,041

	TRUCKING & LEASING - 1.1%
103,000	Penske Truck Leasing Co. LP., 144A, 2.50% due 3/15/16	102,910

	TOTAL NON-CONVERTIBLE BONDS (Cost $865,581 )	887,820

	CONVERTIBLE BONDS- 25.3%
	AGRICULTURE - 1.4%
134,000	Alliance One International, Inc., 5.50% due 7/15/14	131,655

	AUTO MANUFACTURERS - 1.7%
174,000	Navistar International Corp., 3.00% due 10/15/14	159,754

	AUTO PARTS & EQUIPMENT - 1.7%
174,000	Meritor, Inc., 4.625% due 3/1/26	163,234

	BIOTECHNOLOGY - 0.5%
49,000	Charles River Laboratories International, Inc., 2.25% due 6/15/13	49,367

	COAL - 1.5%
154,000	Alpha Appalachia Holdings, Inc., 3.25% due 8/1/15	148,995

	DIVERSIFIED FINANCIAL SERVICES - 5.3%
149,000	BGC Partners, Inc., 4.50% due 7/15/16	137,453
197,000	Jefferies Group, Inc., 3.875% due 11/1/29	196,138
175,000	Knight Capital Group, Inc., 3.50% due 3/15/15	174,672
		508,263
	HEALTHCARE-SERVICES - 1.4%
119,000	Brookdale Senior Living, Inc., 2.75% due 6/15/18	137,371

	INSURANCE - 1.7%
182,000	Radian Group, Inc.	161,866

	OIL & GAS - 5.5%
179,000	Chesapeake Energy Corp., 2.50% due 5/15/37	161,995
203,000	Goodrich Petroleum Corp., 5.00% due 10/1/29	191,581
204,000	Stone Energy Corp., 144A, 1.75% due 3/1/17	180,030
		533,606
	RETAIL - 2.7%
142,000	Charming Shoppes, Inc., 1.125% due 5/1/14	130,462
120,000	Rite Aid Corp., 8.50% due 5/15/15	130,875
		261,337
	TRANSPORTATION - 1.9%
228,000	DryShips, Inc., 5.00% due 12/1/14	181,260

	TOTAL CONVERTIBLE BONDS (Cost $2,314,434)	2,436,708

	U.S. GOVERNMENT TREASURY OBLIGATIONS - 1.0%
37,000	United States Treasury Inflation Indexed Bonds, 1.375% due 1/15/20	46,901
38,000	United States Treasury Inflation Indexed Bonds, 1.625% due 1/15/18	48,658
	TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS	95,559
	(Cost $89,990)
Shares
	SHORT-TERM INVESTMENT- 5.7%
	MONEY MARKET FUND- 5.7%
544,548	Dreyfus Cash Management, 0.07% ** (Cost $544,548)	544,548

	TOTAL INVESTMENTS - 99.9% (Cost $8,736,925) (a)	$ 9,615,228
	OTHER ASSETS AND LIABILITIES - 0.1%	6,383
	NET ASSETS - 100.0%	$ 9,621,611

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,754,407 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 915,252
	Unrealized Depreciation:	(54,431)
	Net Unrealized Appreciation:	$ 860,821

* Non-Income producing security.

 144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At December 31, 2012 securities amounted to $282,940 or 2.94% of net assets.

** Money market fund; interest rate reflects seven-day effective yield on December 31, 2012.
ADR - American Depositary Receipt.
REITS - Real Estate Investment Trusts.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the bid price.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process -  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 5,237,887	$ -	$ -	$ 5,237,887
Exchange Traded Funds	412,706	-	-	412,706
Convertible Bonds		2,436,708	-	2,436,708
Non-Convertible Bonds		887,820	-	887,820
U.S. Government Treasury Obligations	-	95,559	-	95,559
Short-Term Investment	544,548	-	-	544,548
Total	$ 6,195,141	$ 3,420,087	$ -	$ 9,615,228

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

Ascendant Natural Resources Master Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2012
Shares		Value
	COMMON STOCKS - 87.3%
	CHEMICALS - 3.3%
986	CF Industries Holdings, Inc.	$ 200,316

	MACHINERY-DIVERSIFIED - 2.1%
1,496	Deere & Co.	129,284

	MINING - 7.9%
3,401	AngloGold Ashanti Ltd.	106,689
3,537	Freeport-McMoRan Copper & Gold, Inc.	120,966
2,653	Goldcorp, Inc.	97,365
8,725	Yamana Gold, Inc.	150,157
		475,177
	OIL & GAS - 51.0%
1,802	Anadarko Petroleum Corp.	133,907
1,887	Apache Corp.	148,130
5,391	BP PLC - ADR	224,481
4,422	Canadian Natural Resources Ltd.	127,663
1,870	Chevron Corp.	202,222
697	CNOOC Ltd. - ADR	153,340
2,738	ConocoPhillips	158,777
7,500	Denbury Resources, Inc. *	121,500
2,228	Diamond Offshore Drilling, Inc.	151,415
2,143	EOG Resources, Inc.	258,853
1,734	Exxon Mobil Corp.	150,078
17,144	Halcon Resources Corp. *	118,637
3,588	HollyFrontier Corp.	167,021
3,197	Imperial Oil Ltd.	137,471
12,126	Kodiak Oil & Gas Corp.	107,315
4,201	Marathon Oil Corp.	128,803
1,870	Noble Energy, Inc.	190,254
1,564	Occidental Petroleum Corp.	119,818
1,258	Royal Dutch Shell PLC	86,739
5,646	Suncor Energy, Inc.	186,205
		3,072,629
	OIL & GAS SERVICES - 10.5%
578	Core Laboratories NV	63,181
3,350	Halliburton Co.	116,211
6,752	Helix Energy Solutions Group, Inc. *	139,361
2,976	National Oilwell Varco, Inc.	203,410
1,513	Oil States International, Inc. *	108,240
		630,403
	PACKAGING & CONTAINERS - 1.7%
2,704	Packaging Corp. of America	104,023

	PIPELINES - 4.6%
2,194	Enterprise Products Partners LP	109,876
3,639	Plains All American Pipeline LP	164,628
		274,504
	REITS - 6.2%
3,520	Rayonier, Inc.	182,442
6,871	Weyerhaeuser Co.	191,151
		373,593

	TOTAL COMMON STOCKS (Cost $5,096,279)	5,259,929

	EXCHANGE TRADED FUNDS - 9.0%
	COMMODITY FUNDS - 6.5%
5,561	iShares Silver Trust *	163,215
1,428	SPDR Gold Shares *	231,350
		394,565
	EQUITY FUNDS - 2.5%
3,890	iShares S&P North American Natural Resources Sector Index Fund	148,442

	TOTAL EXCHANGE TRADED FUNDS (Cost $556,968)	543,007

	SHORT-TERM INVESTMENT - 8.9%
	MONEY MARKET FUND - 8.9%
535,025	Dreyfus Cash Management, to yield 0.07% ** (Cost $535,025)	535,025

	TOTAL INVESTMENTS - 105.2% (Cost $6,188,272) (a)	$ 6,337,961
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.2)%	(310,635)
	MEMBERS' CAPITAL - 100.0%	$ 6,027,326

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,204,918 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 251,045
	Unrealized Depreciation:	(118,002)
	Net Unrealized Appreciation:	$ 133,043
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2012.
ADR - American Depositary Receipt
REITS - Real Estate Investment Trusts

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the bid price.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process -  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 5,259,929	$ -	$ -	$ 5,259,929
Exchange Traded Funds	543,007	-	-	543,007
Short Term Investments	535,025	-	-	535,025
Total	$ 6,337,961	$ -	$ -	$ 6,337,961

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

PATRIOT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2012
	Shares		Value
		COMMON STOCKS - 96.2%
		AGRICULTURE - 3.1%
	3,226	Philip Morris International, Inc.	$ 269,823

		BANKS - 5.6%
	7,485	BB&T Corp.	217,888
	5,281	Northern Trust Corp.	264,895
			482,783
		CHEMICALS - 2.1%
	870	CF Industries Holdings, Inc.	176,749

		COMMERCIAL SERVICES - 2.8%
	498	Mastercard, Inc. - Class A	244,657

		COMPUTERS - 4.2%
	2546	Accenture PLC - Class A	169,309
	362	Apple, Inc.	192,957
			362,266
		DIVERSIFIED FINANCIAL SERVICES - 3.0%
	4,457	American Express Co.	256,188

		ELECTRONICS - 2.4%
	3,175	Thermo Fisher Scientific, Inc.	202,501

		FOOD - 3.1%
	9,118	ConAgra Foods, Inc.	268,981

		HEALTHCARE-SERVICES - 2.2%
	3,487	UnitedHealth Group, Inc.	189,135

		HOUSEHOLD PRODUCTS & WARES- 2.7%
	2,772	Kimberly-Clark Corp.	234,040

		INSURANCE - 5.0%
	3,388	ACE Ltd.	270,362
	4,752	MetLife, Inc.	156,531
			426,893
		INTERNET - 2.1%
	249	Google Inc. - Class A *	176,633

		MACHINERY-DIVERSIFIED - 6.3%
	2,313	Cummins, Inc.	250,614
	3,408	Deere & Co.	294,519
			545,133
		MISCELLANEOUS MANUFACTURING - 2.9%
	11,930	General Electric Co.	250,411

		OIL & GAS - 12.2%
	2,353	Chevron Corp.	254,453
	10,813	Denbury Resources, Inc. *	175,171
	2,920	Exxon Mobil Corp.	252,726
	6,895	Phillips 66	366,125
			1,048,475
		PHARMACEUTICALS - 8.9%
	6,322	Eli Lilly & Co.	311,801
	5,483	Merck & Co., Inc.	224,474
	8,959	Pfizer, Inc.	224,692
			760,967
		RETAIL - 13.7%
	5,659	CVS Caremark Corp.	273,613
	7,570	Foot Locker, Inc.	243,148
	7,660	Gap, Inc.	237,766
	3,267	Home Depot, Inc.	202,064
	5,228	TJX Cos., Inc.	221,929
			1,178,520
		SEMICONDUCTORS - 2.1%
	2,909	QUALCOMM, Inc.	180,416

		SOFTWARE - 4.5%
	3,169	Fiserv, Inc. *	250,446
	4,978	Microsoft Corp.	133,062
			383,508
		TELECOMMUNICATIONS - 7.3%
	7,315	AT&T, Inc.	246,589
	10,014	Cisco Systems, Inc.	196,775
	3,317	Motorola Solutions, Inc.	184,691
			628,055

		TOTAL COMMON STOCKS (Cost $7,791,486)	8,266,134

		SHORT-TERM INVESTMENT - 4.0%
	343,425	Dreyfus Cash Management, 0.07%** (Cost $343,425)	343,425

		TOTAL INVESTMENTS - 100.2% (Cost $8,134,911) (a)	$ 8,609,559
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(19,127)
		NET ASSETS - 100.0%	$ 8,590,432

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,153,457 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 566,863
		Unrealized Depreciation:	(110,761)
		Net Unrealized Appreciation:	$ 456,102
*	Non-income producing security
**	Money market fund; interest rate reflects seven-day effective yield on December 31, 2012.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the bid price.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process -  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 8,266,134	$ -	$ -	$ 8,266,134
Short-Term Investment	343,425	-	-	343,425
Total	$ 8,609,559	$ -	$ -	$ 8,609,559

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

	Ascendant MultiCap Equity Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	December 31, 2012
Shares		Value

	COMMON STOCKS - 78.8%
	AEROSPACE & DEFENSE - 1.5%
175	Lockheed Martin Corp.	$ 16,151
175	United Technologies Corp.	14,352
		30,503
	AGRICULTURE - 2.0%
485	Philip Morris International, Inc.	40,565

	AIRLINES - 0.5%
234	Alaska Air Group, Inc. *	10,083

	BANKS - 3.1%
940	BB&T Corp.	27,363
389	Northern Trust Corp.	19,512
166	Prosperity Bancshares, Inc.	6,972
210	Texas Capital Bancshares, Inc. *	9,412
		63,259
	BIOTECHNOLOGY - 0.7%
287	Medicines Co.	6,879
145	United Therapeutics Corp. *	7,746
		14,625
	CHEMICALS - 1.6%
104	Ashland, Inc.	8,363
87	CF Industries Holdings, Inc.	17,675
124	Valspar Corp.	7,738
		33,776
	COMMERCIAL SERVICES - 3.5%
71	Alliance Data Systems Corp. *	10,278
259	Automatic Data Processing, Inc.	14,766
341	Deluxe Corp.	10,994
478	Kelly Services, Inc. - Class A	7,524
36	Mastercard, Inc. - Class A	17,686
142	WEX, Inc. *	10,703
		71,951
	COMPUTERS - 3.0%
424	Accenture PLC - Class A	28,196
48	Apple, Inc.	25,585
270	Synopsys, Inc. *	8,597
		62,378
	DISTRIBUTION & WHOLESALE - 1.2%
376	Genuine Parts Co.	23,906

	DIVERSIFIED FINANCIAL SERVICES - 0.9%
328	American Express Co.	18,853

	ELECTRIC - 1.3%
515	Pinnacle West Capital Corp.	26,255

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
248	Belden, Inc.	11,158

	ELECTRONICS - 1.2%
181	FEI Co.	10,038
234	Thermo Fisher Scientific, Inc.	14,924
		24,962
	FOOD - 3.1%
735	Campbell Soup Co.	25,644
671	ConAgra Foods, Inc.	19,795
407	Mondelez International, Inc.	10,366
297	Seneca Foods Corp. - Class A *	9,029
		64,834
	HEALTHCARE-PRODUCTS - 0.3%
173	ResMed, Inc.	7,192

	HEALTHCARE-SERVICES - 0.8%
122	Community Health Systems, Inc. *	3,750
256	UnitedHealth Group, Inc.	13,885
		17,635
	HOUSEHOLD PRODUCTS & WARES - 2.9%
352	Clorox Co.	25,773
198	Jarden Corp.	10,237
204	Kimberly-Clark Corp.	17,224
366	Prestige Brands Holdings, Inc. *	7,331
		60,565
	INSURANCE - 3.8%
412	ACE Ltd.	32,878
206	Aflac, Inc.	10,943
147	American Financial Group, Inc.	5,809
294	First American Financial Corp.	7,082
350	MetLife, Inc.	11,529
348	Protective Life Corp.	9,946
		78,187
	INTERNET - 0.6%
18	Google, Inc. - Class A *	12,769

	MACHINERY-DIVERSIFIED - 2.1%
170	Cummins, Inc.	18,419
287	Deere & Co.	24,803
		43,222
	METAL FABRICATE / HARDWARE - 0.4%
59	Valmont Industries, Inc.	8,056

	MINING - 0.6%
83	AngloGold Ashanti Ltd.	2,604
86	Freeport-McMoRan Copper & Gold, Inc.	2,941
65	Goldcorp., Inc.	2,385
214	Yamana Gold, Inc.	3,683
		11,613
	MISCELLANEOUS MANUFACTURING - 2.1%
1,695	General Electric Co.	35,578
308	Hillenbrand, Inc.	6,964
		42,542
	OIL & GAS - 8.4%
44	Anadarko Petroleum Corp.	3,270
46	Apache Corp.	3,611
132	BP PLC - ADR	5,496
108	Canadian Natural Resources Ltd.	3,118
219	Chevron Corp.	23,683
17	CNOOC Ltd. - ADR	3,740
221	ConocoPhillips	12,816
1,417	Denbury Resources, Inc. *	22,955
54	Diamond Offshore Drilling, Inc.	3,670
52	EOG Resources, Inc.	6,281
257	Exxon Mobil Corp.	22,243
421	Halcon Resources Corp. *	2,913
88	HollyFrontier Corp.	4,096
78	Imperial Oil Ltd.	3,354
816	Kodiak Oil & Gas Corp. *	7,222
103	Marathon Oil Corp.	3,158
45	Noble Energy, Inc.	4,578
38	Occidental Petroleum Corp.	2,911
508	Phillips 66	26,975
30	Royal Dutch Shell PLC	2,068
138	Suncor Energy, Inc.	4,551
		172,709
	OIL & GAS SERVICES - 0.7%
14	Core Laboratories NV	1,530
82	Halliburton Co.	2,845
165	Helix Energy Solutions Group, Inc. *	3,406
73	National Oilwell Varco, Inc.	4,990
37	Oil States International, Inc. *	2,647
		15,418
	PACKAGING & CONTAINERS - 0.1%
66	Packaging Corp. of America	2,539

	PHARMACEUTICALS - 6.8%
290	Abbott Laboratories	18,995
465	Eli Lilly & Co.	22,934
233	Johnson & Johnson	16,333
859	Merck & Co., Inc.	35,167
249	Omnicare, Inc.	8,989
1,503	Pfizer, Inc.	37,695
		140,113
	PIPELINES - 2.9%
53	Enterprise Products Partners LP	2,654
392	Magellan Midstream Partners LP	16,930
315	ONEOK Partners LP	17,007
541	Plains All American Pipeline LP	24,475
		61,066
	REAL ESTATE - 1.0%
400	WP Carey & Co. LLC	20,860

	REITS - 2.7%
175	Camden Property Trust	11,937
205	Extra Space Storage, Inc.	7,460
822	Omega Healthcare Investors, Inc.	19,605
236	Rayonier, Inc.	12,232
168	Weyerhaeuser Co.	4,674
		55,908
	RETAIL - 7.3%
113	Coinstar, Inc. *	5,877
417	CVS Caremark Corp.	20,162
1,244	Foot Locker, Inc.	39,957
563	Gap, Inc. / The	17,476
571	Home Depot, Inc.	35,316
122	PetSmart, Inc.	8,337
385	TJX Cos., Inc.	16,343
82	Tractor Supply Co.	7,246
		150,714
	SEMICONDUCTORS - 1.6%
639	Intel Corp.	13,183
212	QUALCOMM, Inc.	13,148
154	Silicon Laboratories, Inc. *	6,439
		32,770
	SOFTWARE - 2.1%
233	Fiserv, Inc. *	18,414
978	Microsoft Corp.	26,142
		44,556
	TELECOMMUNICATIONS - 6.0%
1,139	AT&T, Inc.	38,396
1,769	Cisco Systems, Inc.	34,761
552	Motorola Solutions, Inc.	30,735
192	NeuStar, Inc. - Class A *	8,051
283	Verizon Communications, Inc.	12,245
		124,188
	TRANSPORTATION - 0.6%
203	Norfolk Southern Corp.	12,554

	TRUCKING & LEASING - 0.9%
497	TAL International Group, Inc.	18,081

	TOTAL COMMON STOCKS (Cost $1,390,755)	1,630,365

	EXCHANGE TRADED FUNDS - 17.3%
	COMMODITY FUNDS - 0.5%
136	iShares Silver Trust *	3,992
35	SPDR Gold Shares *	5,670
		9,662
	EQUITY FUNDS - 16.8%
299	iShares Core S&P Mid-Cap ETF	30,408
394	iShares Core S&P Small-Cap ETF	30,815
2,239	iShares Dow Jones Select Dividend Index Fund	128,160
774	iShares S&P North American Natural Resources Sector Index Fund	29,536
907	SPDR S&P 500 ETF Trust	129,266
		348,185

	TOTAL EXCHANGE TRADED FUNDS (Cost $357,936)	357,847

	SHORT-TERM INVESTMENT - 4.7%
	MONEY MARKET FUND - 4.7%
96,266	Dreyfus Cash Management, 0.07% ** (Cost $96,266)	96,266

	TOTAL INVESTMENTS - 100.8% (Cost $1,844,957) (a)	$ 2,084,478
	LIABILITIES IN EXCESS OF OTHER ASSETS- (0.8)%	(15,718)
	NET ASSETS - 100.0%	$ 2,068,760

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,852,619 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 242,383
	Unrealized Depreciation:	(10,524)
	Net Unrealized Appreciation:	$ 231,859
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day yield on December 31, 2012.
ADR - American Depositary Receipt
REITS - Real Estate Investment Trusts

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the bid price.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process -  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 1,630,365	$ -	$ -	$ 1,630,365
Exchange Traded Funds	357,847	-	-	357,847
Short-Term Investment	96,266	-	-	96,266
Total	$ 2,084,478	$ -	$ -	$ 2,084,478

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented.  It is the Funds policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

02/28/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

02/28/2013

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

02/28/2013